                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:   2020 Calamos Court, Naperville
                                          Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:    James S. Hamman, Jr., Secretary,
                                          Calamos Advisors LLC
                                          2020 Calamos Court,
                                          Naperville, Illinois
                                          60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2006

DATE OF REPORTING PERIOD: January 1, 2006 through December 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

                                          CALAMOS(R) GROWTH AND INCOME PORTFOLIO

                                                 ANNUAL REPORT DECEMBER 31, 2006

                                                   (CALAMOS INVESTMENTS(R) LOGO)

Table of Contents

Chairman's Letter..........................................................    1
Performance and Portfolio Information......................................    4
Expense Overview...........................................................    5
Schedule of Investments....................................................    6
Statement of Assets and Liabilities .......................................    9
Statement of Operations....................................................   10
Statements of Changes in Net Assets........................................   11
Notes to Financial Statements..............................................   12
Financial Highlights.......................................................   17
Report of Independent Registered Public Accounting Firm....................   18
Tax Information............................................................   19
Trustees and Officers......................................................   20

Chairman's Letter

(PHOTO)

Dear Contract Owner:

We are pleased to submit to you our annual report for Calamos Growth and Income Portfolio for the year ended December 31, 2006. As always, we value and look forward to the opportunity to communicate with you.

INVESTMENT OBJECTIVE AND STRATEGY

With its objective of high long-term total return through growth and current income, the Portfolio takes a defensive approach to equity participation, offering investors the potential for significant long-term total return. In effect, the Portfolio seeks to participate in the long-term upward trend of equity markets, but with the added income benefit--and potential downside protection--afforded by its convertible securities.

PORTFOLIO PERFORMANCE

For the 12-month period, the Portfolio delivered a total return of 9.45%, which compares with returns of 15.79% for the S&P 500 Index(1) and 10.64% for the Value Line Convertible Index.(2)

ECONOMIC AND MARKET OVERVIEW

In the latter half of 2006, we began to conclude that the economy--while fundamentally sound--was entering a mid-cycle slowdown phase. By the end of 2006, we believe this outlook was confirmed. Growth in gross domestic product was respectable, albeit more tempered than it was during the recovery phase in the preceding years. Corporate earnings were strong overall, and balance sheets solid. Merger-and-acquisition and private capital trends were favorable as well. Consumer spending lost some steam, but has by no means plummeted; declining gasoline prices in the fourth quarter, along with increased wages, provided an additional boost to consumers--and the markets. Inflation concerns cast a persistent shadow, but in the end, core inflation remained quite tame. Unemployment continues to be low. Although the yield curve inverted, liquidity and credit remained abundant. The housing market descended from its stratospheric heights but did not fall below a reasonable level; in fact, it showed signs of stabilizing during the fourth quarter.

EQUITIES OVERVIEW

Despite a rough patch from May through July, equity markets continued their march forward, with the S&P 500 Index gaining 15.79% and the Dow Jones Industrial Average smashing through the 12,000 barrier. Historically, periods of mid-cycle slowdown have been accompanied by a shift from a pro-cyclical market to a more growth-oriented market. In each, the value and cyclical stocks that led during the early phase of the bull market were replaced by more traditional and stable growth stocks in the next phase. Based in part on this strong precedent, in 2006 we expected a change of market leadership from cyclicals and value investments to traditional growth.


                                                 Growth and Income Portfolio
                                             Chairman's Letter ANNUAL REPORT   1

Chairman's Letter

                                   ----------

We believe that convertible securities will continue to offer investors a valuable means of enhancing returns and managing risk--particularly when convertibles are judiciously blended with other asset classes.

                                   ----------

Since we seek to position our Portfolio ahead of market turns, we sought companies whose growth is not completely dependent on economic growth, volatile commodity prices or access to cheap capital. However, the continued success of cyclicals and what we consider to be lower-quality names meant that we were early.

On a positive note, the market's preference for cyclical companies in 2006 created an opportunity for us to invest in many premier growth companies at prices we believe to be exceptionally attractive relative to the broad market and historical values. Many of the companies in our Portfolio have seen substantial earnings growth that has not been reflected in their security prices, while also offering high return-on-capital, low debt-to-capital and reliable cash flows. Therefore, we are well positioned on the front end of the curve for the rotation in leadership to stable growth.

CONVERTIBLE SECURITIES OVERVIEW

Convertible securities, as hybrids, provide a combination of equity-market participation and fixed-income characteristics. Convertibles once again proved their mettle, providing downside protection during the more choppy periods of the equity market while participating in its upswings.

Overall, the Portfolio's convertible allocation contributed to positive performance over the period. Specifically, our bias toward convertible securities with greater equity sensitivity helped fuel gains. An underweighting in non-investment-grade convertibles detracted from the Portfolio's performance, as lower-quality, speculative-grade issues outperformed higher-quality, investment-grade issues.

We believe that convertible securities will continue to offer investors a valuable means of enhancing returns and managing risk--particularly when convertibles are judiciously blended with other asset classes.

Although convertible securities saw their valuations improve in 2006, we believe this asset class can provide additional upside against the backdrop of a rising equity market. Moreover, we believe the current interest rate environment may give rise to additional issuance and more choices for convertible investors in 2007. Now that interest rates have risen from their historic lows, companies seeking access to capital may find it more affordable to issue convertible debt rather than "straight" (non-convertible) bonds.

Consistent with our overall view of the economy, we are favoring higher-quality, equity-sensitive convertibles of traditional growth companies with solid balance sheets and reduced cyclical exposure. We are avoiding "busted" convertibles, which trade essentially as straight bonds and offer little equity participation.

SECTOR ALLOCATION OVERVIEW

Over the 12-month period, the Portfolio benefited from its security selection in the information technology sector, with particular strength in semiconductors, consulting and software. In addition, security selection in industrials (aerospace and defense as an example) and materials (diversified metals and mining) benefited the portfolio. The portfolio's investment banking and brokerage names in the financials sector also aided results.


    Growth and Income Portfolio
2   ANNUAL REPORT Chairman's Letter

                                                               Chairman's Letter

Security selection within consumer discretionary slowed the portfolio's advance, as did the porfolio's underweighting in utility holdings and security selection in energy. Specifically, the oil-and-gas exploration-and-production industry tempered performance; here securities that performed well over the longer term gave back a portion of their gains.

In terms of sector positioning, health care and technology are well represented. Each of these areas is positioned to benefit from long-term secular trends. For example, the competitive global economy creates a favorable environment for information technology goods and services, while changing global demographics should support long-term demand for health care innovations.

CONCLUSION

We believe the merits of opportunistically blending stocks and convertible securities are demonstrated by the Portfolio's strong long-term performance record. We thank you for your continued support of Calamos Growth and Income Portfolio and welcome the opportunity to help you achieve your financial goals.

Sincerely,


/s/ John P. Calamos, Sr.
-------------------------------------
JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer
Calamos Advisors LLC

This report is presented for informational purposes and should not be considered investment advice.

Indexes are unmanaged and returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. Investors cannot invest directly in an index

(1) The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

(2) The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 99% of the U.S. convertible securities market.
     Source: Russell/Mellon Analytical Services.


                                                 Growth and Income Portfolio
                                             Chairman's Letter ANNUAL REPORT   3

Performance and Portfolio Information

AVERAGE ANNUAL TOTAL RETURN+ AS OF 12/31/2006

                                 SINCE INCEPTION
1 YEAR   3 YEARS   5 YEARS   (5/19/1999-12/31/2006)
------   -------   -------   ----------------------
 9.45%    9.22%     9.46%             9.13%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns are net of all fees and expenses incurred by the Portfolio.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Returns do not reflect sales charges, expenses and fees assessed in connection with the variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

GROWTH OF $10,000

                               (PERFORMANCE GRAPH)

GROWTH OF $10,000
CVXW CALAMOS GROWTH AND INCOME PORTFOLIO
INCEPTION TO DATE
12/31/2006

                                                      Value
                           S&P 500 Index        Line Convertible
Date        No Load       Divs Reinvested          Bond Index
----       ---------   --------------------   --------------------
05/19/99   10,000.00
05/31/99    9,860.00   05/31/99   10,000.00   05/31/99   10,000.00
06/30/99   10,290.00   06/30/99   10,554.98   06/30/99   10,196.30
07/31/99   10,140.00   07/31/99   10,225.40   07/31/99   10,196.30
08/31/99   10,150.00   08/31/99   10,174.81   08/31/99   10,093.62
09/30/99   10,060.00   09/30/99    9,895.88   09/30/99   10,093.02
10/31/99   10,450.00   10/31/99   10,522.10   10/31/99   10,246.84
11/30/99   11,040.00   11/30/99   10,735.99   11/30/99   10,650.66
12/31/99   12,319.40   12/31/99   11,368.30   12/31/99   11,129.09
01/31/00   11,904.71   01/31/00   10,797.13   01/31/00   11,226.73
02/29/00   12,764.44   02/29/00   10,592.75   02/29/00   11,682.96
03/31/00   12,856.12   03/31/00   11,629.02   03/31/00   11,896.76
04/30/00   12,541.57   04/30/00   11,279.15   04/30/00   10,789.05
05/31/00   12,105.25   05/31/00   11,047.74   05/31/00   10,631.04
06/30/00   12,797.25   06/30/00   11,320.10   06/30/00   11,247.64
07/31/00   12,684.54   07/31/00   11,143.17   07/31/00   10,960.86
08/31/00   13,739.88   08/31/00   11,835.27   08/31/00   11,454.95
09/30/00   13,698.33   09/30/00   11,210.45   09/30/00   11,298.17
10/31/00   13,173.45   10/31/00   11,163.05   10/31/00   10,663.68
11/30/00   12,383.23   11/30/00   10,282.96   11/30/00   10,130.89
12/31/00   13,023.44   12/31/00   10,333.29   12/31/00    9,982.70
01/31/01   13,118.74   01/31/01   10,699.91   01/31/01   10,774.99
02/28/01   12,610.50   02/28/01    9,724.27   02/28/01   10,506.01
03/31/01   12,272.18   03/31/01    9,108.24   03/31/01    9,768.48
04/30/01   12,688.37   04/30/01    9,816.04   04/30/01   10,432.74
05/31/01   12,763.07   05/31/01    9,881.80   05/31/01   10,718.60
06/30/01   12,644.45   06/30/01    9,641.29   06/30/01   10,584.62
07/31/01   12,579.88   07/31/01    9,546.38   07/31/01   10,395.50
08/31/01   12,396.94   08/31/01    8,948.76   08/31/01   10,300.29
09/30/01   11,571.60   09/30/01    8,226.13   09/30/01    9,581.21
10/31/01   11,669.30   10/31/01    8,382.99   10/31/01    9,727.81
11/30/01   12,157.78   11/30/01    9,026.02   11/30/01   10,111.47
12/31/01   12,388.96   12/31/01    9,105.09   12/31/01   10,239.16
01/31/02   12,454.80   01/31/02    8,972.22   01/31/02   10,263.73
02/28/02   12,312.15   02/28/02    8,799.19   02/28/02    9,967.11
03/31/02   12,699.23   03/31/02    9,130.12   03/31/02   10,320.94
04/30/02   12,831.86   04/30/02    8,576.58   04/30/02   10,202.25
05/31/02   12,975.54   05/31/02    8,513.40   05/31/02   10,123.70
06/30/02   12,392.56   06/30/02    7,906.99   06/30/02    9,584.10
07/31/02   11,679.96   07/31/02    7,290.77   07/31/02    9,016.72
08/31/02   11,869.24   08/31/02    7,338.47   08/31/02    9,120.42
09/30/02   11,317.68   09/30/02    6,540.93   09/30/02    8,896.97
10/31/02   11,520.18   10/31/02    7,116.64   10/31/02    9,092.70
11/30/02   12,195.19   11/30/02    7,535.52   11/30/02    9,580.07
12/31/02   11,881.42   12/31/02    7,092.82   12/31/02    9,725.68
01/31/03   12,006.36   01/31/03    6,907.02   01/31/03   10,007.73
02/28/03   11,926.85   02/28/03    6,803.38   02/28/03   10,011.73
03/31/03   11,954.30   03/31/03    6,869.44   03/31/03   10,176.93
04/30/03   12,687.13   04/30/03    7,435.28   04/30/03   10,680.68
05/31/03   13,328.36   05/31/03    7,827.02   05/31/03   11,119.66
06/30/03   13,439.28   06/30/03    7,926.87   06/30/03   11,269.78
07/31/03   13,520.17   07/31/03    8,066.63   07/31/03   11,477.14
08/31/03   13,762.84   08/31/03    8,223.95   08/31/03   11,400.24
09/30/03   13,743.83   09/30/03    8,136.61   09/30/03   11,254.32
10/31/03   14,301.95   10/31/03    8,596.90   10/31/03   11,541.30
11/30/03   14,650.78   11/30/03    8,672.54   11/30/03   11,713.27
12/31/03   14,941.47   12/31/03    9,127.37   12/31/03   12,081.07
01/31/04   15,504.41   01/31/04    9,294.90   01/31/04   12,298.53
02/29/04   15,609.96   02/29/04    9,424.09   02/29/04   12,387.08
03/31/04   15,574.38   03/31/04    9,281.92   03/31/04   12,730.20
04/30/04   14,914.15   04/30/04    9,136.21   04/30/04   12,567.25
05/31/04   15,126.37   05/31/04    9,261.58   05/31/04   12,563.48
06/30/04   15,463.57   06/30/04    9,441.67   06/30/04   12,714.24
07/31/04   14,920.16   07/31/04    9,129.18   07/31/04   12,433.26
08/31/04   14,825.65   08/31/04    9,166.11   08/31/04   12,346.22
09/30/04   15,224.55   09/30/04    9,265.39   09/30/04   12,617.84
10/31/04   15,295.58   10/31/04    9,406.94   10/31/04   12,747.81
11/30/04   16,207.16   11/30/04    9,787.55   11/30/04   13,157.01
12/31/04   16,599.70   12/31/04   10,120.61   12/31/04   13,496.46
01/31/05   16,172.24   01/31/05    9,873.92   01/31/05   13,229.23
02/28/05   16,528.45   02/28/05   10,081.71   02/28/05   13,316.54
03/31/05   16,338.47   03/31/05    9,903.18   03/31/05   12,978.30
04/30/05   15,596.28   04/30/05    9,715.37   04/30/05   12,627.89
05/31/05   16,181.89   05/31/05   10,024.49   05/31/05   12,591.27
06/30/05   16,519.79   06/30/05   10,038.72   06/30/05   13,169.21
07/31/05   16,975.01   07/31/05   10,412.05   07/31/05   13,494.49
08/31/05   17,142.73   08/31/05   10,317.05   08/31/05   13,683.41
09/30/05   17,540.84   09/30/05   10,400.61   09/30/05   13,796.98
10/31/05   17,180.66   10/31/05   10,227.22   10/31/05   13,612.10
11/30/05   17,522.03   11/30/05   10,614.04   11/30/05   13,839.42
12/31/05   17,786.34   12/31/05   10,617.68   12/31/05   13,972.28
01/31/06   18,693.43   01/31/06   10,898.86   01/31/06   14,197.24
02/28/06   18,436.01   02/28/06   10,928.44   02/28/06   14,302.30
03/31/06   18,840.53   03/31/06   11,064.47   03/31/06   14,548.30
04/30/06   18,912.61   04/30/06   11,213.04   04/30/06   14,754.88
05/31/06   18,089.26   05/31/06   10,890.31   05/31/06   14,396.34
06/30/06   18,038.43   06/30/06   10,905.08   06/30/06   14,377.62
07/31/06   17,878.37   07/31/06   10,972.34   07/31/06    14278.42
08/31/06   18,149.25   08/31/06   11,233.41   08/31/06    14519.72
09/30/06   18,546.48   09/30/06   11,522.90   09/30/06    14741.87
10/31/06   19,052.40   10/31/06   11,898.38   10/31/06    15032.29
11/30/06   19,381.28   11/30/06   12,124.64   11/30/06    15363.00
12/31/06   19,466.90   12/31/06   12,294.72   12/31/06    15458.25

* Index data shown is from 5/31/99, since comparative index data shown is available only for full monthly periods.

ASSET ALLOCATION AS OF 12/31/06
-------------------------------
Common Stock                      51.1%
Convertible Bonds                 42.8%
Convertible Preferreds             4.9%
Cash and Receivables/Payables      1.2%

Portfolio asset allocation is based on net assets.

SECTOR ALLOCATION AS OF 12/31/06
--------------------------------
Information Technology             24.3%
Consumer Discretionary             21.0%
Financials                         16.9%
Health Care                        15.7%
Industrials                        10.4%
Energy                              5.3%
Consumer Staples                    3.4%
Telecommunication Services          1.8%

Sector allocations are based on net assets (excluding security lending collateral and short-term investments) and may vary over time.


    Growth and Income Portfolio
4   ANNUAL REPORT Performance and Portfolio Information

Expense Overview

As a shareholder of a mutual fund, you incur two types of costs. You incur:

1.) Transactions costs, including sales charges, or loads, on purchase payments, or other distributions.

2.) Ongoing costs, including management fees, and other fund expenses, such as audit, legal and custodian fees.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006. It is intended to help you understand the ongoing cost associated with investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

There are two parts to the Portfolio's chart:

ACTUAL--In this part of the chart, you'll see the actual expenses you would have on a $1,000 investment made at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in the Portfolio, simply divide $8,600 by $1,000, then multiply that result by the figure in the "Actual Expenses per $1,000" row. (In this example, you would multiply 8.6 by the figure).

HYPOTHETICAL--In this part of the chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from July 1, 2006 through December 31, 2006, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the Portfolio to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, July 1, 2006, and held through December 31, 2006.

ACTUAL EXPENSES PER $1,000*         $    6.71
ENDING VALUE                        $1,079.20
                                    ---------
HYPOTHETICAL EXPENSES PER $1,000*   $    6.51
ENDING VALUE                        $1,018.75
                                    ---------
ANNUALIZED EXPENSE RATIO                 1.28%
                                    ---------

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365.


                                                Growth and Income Portfolio
                                             Expense Overview ANNUAL REPORT    5

Schedule of Investments

DECEMBER 31, 2006

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                            -----------
CONVERTIBLE BONDS (42.8%)
            CONSUMER DISCRETIONARY (7.3%)
            Carnival Corp.
 $340,000   0.000%, 10/24/21                                         $   281,350
   50,000   2.000%, 04/15/21(+)                                           64,250
  250,000   General Motors Corp.
            6.250%, 07/15/33                                             227,200
  400,000   International Game Technology
            0.000%, 01/29/33                                             392,000
   85,000   Lamar Advertising Company(+)
            2.875%, 12/31/10                                             115,706
  500,000   Liberty Media Corp. (Time Warner, Inc.)&
            0.750%, 03/30/23                                             636,250
  440,000   Omnicom Group, Inc.(+)
            0.000%, 07/31/32                                             453,750
   55,000   Priceline.com, Inc.*
            0.750%, 09/30/13                                              65,863
  380,000   Walt Disney Company(+)
            2.125%, 04/15/23                                             463,600
                                                                     -----------
                                                                       2,699,969
                                                                     -----------
            ENERGY (4.7%)
  140,000   Grey Wolf, Inc.(+)
            3.750%, 05/07/23                                             166,775
  165,000   Helix Energy Solutions Group*
            3.250%, 12/15/25                                             209,138
  540,000   Nabors Industries, Inc.
            0.000%, 06/15/23                                             569,700
  225,000   Schlumberger, Ltd.(+)
            2.125%, 06/01/23                                             370,406
  125,000   Veritas DGC, Inc.*++
            4.610%, 03/15/24                                             440,625
                                                                     -----------
                                                                       1,756,644
                                                                     -----------
            FINANCIALS (7.7%)
            HCC Insurance Holdings, Inc.
   75,000   1.300%, 04/01/23                                             106,875
   70,000   2.000%, 09/01/21                                             105,700
  420,000   Host Marriott Corp.*
            3.250%, 04/15/24                                             624,750
  910,000   Merrill Lynch & Company, Inc.
            0.000%, 03/13/32                                           1,211,847
  450,000   Travelers Property Casualty Corp.
            4.500%, 04/15/32                                             470,520
  325,000   Wachovia Corp. (Halliburton, Nabors Industries,
            Amerada Hess)&
            0.250%, 12/15/10                                             315,250
                                                                     -----------
                                                                       2,834,942
                                                                     -----------
            HEALTH CARE (6.4%)
  550,000   Amgen, Inc.
            0.125%, 02/01/11                                             539,000
  400,000   Gilead Sciences, Inc.*
            0.500%, 05/01/11                                             410,500
  150,000   Greatbatch, Inc.
            2.250%, 06/15/13                                             139,313

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                            -----------
 $150,000   Henry Schein, Inc.
            3.000%, 08/15/34                                         $   182,250
  210,000   Sepracor, Inc.
            0.000%, 10/15/24                                             227,062
            Teva Pharmaceutical Industries, Ltd.
  380,000   0.250%, 02/01/24                                             391,400
  150,000   0.500%, 02/01/24(+)                                          152,812
  160,000   Valeant Pharmaceuticals International(+)
            4.000%, 11/15/13                                             153,200
  160,000   Wyeth(+)++
            5.109%, 01/15/24                                             174,496
                                                                     -----------
                                                                       2,370,033
                                                                     -----------
            INDUSTRIALS (5.2%)
  190,000   AGCO Corp.
            1.250%, 12/15/36                                             187,625
  230,000   Armor Holdings, Inc.
            2.000%, 11/01/24                                             278,300
  200,000   CSX Corp.
            0.000%, 10/30/21                                             247,750
  445,000   L-3 Communications Holdings*(+)
            3.000%, 08/01/35                                             469,475
  335,000   Lockheed Martin Corp.++
            5.124%, 08/15/33                                             446,223
  430,000   Roper Industries, Inc.
            1.481%, 01/15/34                                             281,650
                                                                     -----------
                                                                       1,911,023
                                                                     -----------
            INFORMATION TECHNOLOGY (9.7%)
  150,000   Coherent, Inc.*(+)
            2.750%, 03/01/11                                             159,562
  265,000   CommScope, Inc.
            1.000%, 03/15/24                                             393,856
  110,000   CSG Systems International, Inc.*
            2.500%, 06/15/24                                             125,263
  110,000   Digital River, Inc.
            1.250%, 01/01/24                                             151,113
  140,000   DST Systems, Inc.
            4.125%, 08/15/23                                             195,300
  220,000   Flextronics International, Ltd.(+)
            1.000%, 08/01/10                                             216,425
  150,000   Informatica Corp.*
            3.000%, 03/15/26                                             148,500
   50,000   M-Systems Flash Disk Pioneers, Ltd.*
            1.000%, 03/15/35                                              65,688
  120,000   Macrovision Corp.*
            2.625%, 08/15/11                                             145,800
  130,000   Mentor Graphics Corp.*
            6.250%, 03/01/26                                             169,975
  280,000   ON Semiconductor Corp.(+)
            0.000%, 04/15/24                                             276,500
  165,000   RF Micro Devices, Inc.
            1.500%, 07/01/10                                             175,106
  230,000   Sandisk Corp.(+)
            1.000%, 05/15/13                                             204,700

               See accompanying Notes to Schedule of Investments.


    Growth and Income Portfolio
6   ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

DECEMBER 31, 2006

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                            -----------
 $365,000   Sybase, Inc.*(+)
            1.750%, 02/22/25                                         $   407,887
  630,000   Symantec Corp.*
            0.750%, 06/15/11                                             762,300
                                                                     -----------
                                                                       3,597,975
                                                                     -----------
            TELECOMMUNICATION SERVICES (1.8%)
  260,000   Qwest Communications International, Inc.
            3.500%, 11/15/25                                             407,875
  200,000   Time Warner Telecom, Inc.
            2.375%, 04/01/26                                             252,500
                                                                     -----------
                                                                         660,375
                                                                     -----------
            TOTAL CONVERTIBLE BONDS
            (Cost $13,913,137)                                        15,830,961
                                                                     -----------

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
CONVERTIBLE PREFERRED STOCKS (4.9%)
            ENERGY (0.6%)
    3,000   Bristow Group, Inc.
            5.500%                                                       151,485
      500   Chesapeake Energy Corp.*
            5.000%                                                        64,688
                                                                     -----------
                                                                         216,173
                                                                     -----------
            FINANCIALS (4.3%)
   12,200   E* TRADE Financial Corp.
            6.125%                                                       356,118
      160   Fortis Insurance, NV (Assurant, Inc.)*&
            7.750%                                                       228,612
   14,200   MetLife, Inc.
            6.375%                                                       434,236
    3,400   Morgan Stanley (Nuveen Investments, Inc.)&
            5.875%                                                       155,391
    4,400   Washington Mutual, Inc.
            5.375%                                                       248,160
    6,500   XL Capital, Ltd.
            7.000%                                                       172,250
                                                                     -----------
                                                                       1,594,767
                                                                     -----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $1,612,859)                                          1,810,940
                                                                     -----------
COMMON STOCKS (51.1%)
            CONSUMER DISCRETIONARY (13.7%)
    8,400   Coach, Inc.#                                                 360,864
    5,000   Garmin, Ltd.                                                 278,300
   10,700   Harley-Davidson, Inc.(+)                                     754,029
   20,000   Home Depot, Inc.(+)                                          803,200
    6,000   International Game Technology                                277,200
    2,800   ITT Educational Services, Inc.#                              185,836
   35,000   News Corp.                                                   779,100
    6,000   Nike, Inc.(+)                                                594,180
    4,720   Starbucks Corp.#(+)                                          167,183

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
    8,000   Toll Brothers, Inc.#(+)                                  $   257,840
   17,500   Walt Disney Company                                          599,725
                                                                     -----------
                                                                       5,057,457
                                                                     -----------
            CONSUMER STAPLES (3.4%)
   11,800   Coca-Cola Company                                            569,350
   10,700   PepsiCo, Inc.                                                669,285
                                                                     -----------
                                                                       1,238,635
                                                                     -----------
            FINANCIALS (4.9%)
    3,000   A.G. Edwards, Inc.                                           189,870
    4,200   Ambac Financial Group, Inc.                                  374,094
    4,500   Bank of America Corp.                                        240,255
    3,200   Goldman Sachs Group, Inc.                                    637,920
    4,900   Manulife Financial Corp.                                     165,571
    1,400   PartnerRe, Ltd.                                               99,442
    1,600   Reinsurance Group of America, Inc.(+)                         89,120
                                                                     -----------
                                                                       1,796,272
                                                                     -----------
            HEALTH CARE (9.3%)
    5,000   Forest Laboratories, Inc.#                                   253,000
    4,700   Gilead Sciences, Inc.#                                       305,171
   11,200   Johnson & Johnson                                            739,424
    8,200   Merck & Company, Inc.                                        357,520
   28,000   Pfizer, Inc.                                                 725,200
   19,000   Thermo Electron, Corp.#                                      860,510
    2,400   Zimmer Holdings, Inc.#                                       188,112
                                                                     -----------
                                                                       3,428,937
                                                                     -----------
            INDUSTRIALS (5.2%)
    6,500   Danaher Corp.                                                470,860
    5,400   Lockheed Martin Corp.                                        497,178
    5,000   Manpower, Inc.(+)                                            374,650
    6,000   Raytheon Company                                             316,800
    9,000   Tyco International, Ltd.                                     273,600
                                                                     -----------
                                                                       1,933,088
                                                                     -----------
            INFORMATION TECHNOLOGY (14.6%)
   15,000   BEA Systems, Inc.#                                           188,700
   26,000   Cisco Systems, Inc.#(+)                                      710,580
    3,000   Cognizant Technology Solutions Corp.#                        231,480
   17,000   Dell, Inc.#                                                  426,530
    8,000   eBay, Inc.#                                                  240,560
   20,400   Infosys Technologies, Ltd.                                 1,113,024
   31,000   Microsoft Corp.                                              925,660
    8,716   Motorola, Inc.                                               179,201
   16,000   Nokia Corp.                                                  325,120
   10,500   NVIDIA Corp.#(+)                                             388,605
   40,000   Oracle Corp.#(+)                                             685,600
                                                                     -----------
                                                                       5,415,060
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $15,966,266)                                        18,869,449
                                                                     -----------

               See accompanying Notes to Schedule of Investments.


                                                 Growth and Income Portfolio
                                       Schedule of Investments ANNUAL REPORT   7

Schedule of Investments

DECEMBER 31, 2006

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                            -----------
SHORT-TERM INVESTMENT (1.4%)
            COMMERCIAL PAPER (1.4%)
 $522,000   Citigroup, Inc.
            5.220%, 01/02/07
            (Cost $521,924)                                          $   521,924
                                                                     -----------

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (23.1%)
8,538,000   Bank of New York Institutional Cash Reserve
            Fund 5.403%
            (Cost $8,538,000)                                          8,538,000
                                                                     -----------
            TOTAL INVESTMENTS (123.3%)
            (Cost $40,552,186)                                        45,571,274
                                                                     ===========
PAYABLE UPON RETURN OF SECURITIES LOANED (-23.1%)                     (8,538,000)
                                                                     -----------
LIABILITIES, LESS OTHER ASSETS (-0.2%)                                   (61,159)
                                                                     -----------
NET ASSETS (100.0%)                                                  $36,972,115
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $1,078,612 or 2.9% of net assets.

#    Non-income producing security.

(+)  Security, or portion of security, is on loan.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at December 31, 2006.

                 See accompanying Notes to Financial Statements.


    Growth and Income Portfolio
8   ANNUAL REPORT Schedule of Investments

Statement of Assets and Liabilities

DECEMBER 31, 2006
-----------------
ASSETS
Investments, at value- (cost $40,552,186)                $45,571,274
Cash with custodian (interest bearing)                           709
Accrued interest and dividends                                82,444
Receivable for investments sold                              715,503
Receivable for fund shares sold                               11,398
Other assets                                                  30,103
                                                         -----------
         Total assets                                     46,411,431
                                                         -----------
LIABILITIES AND NET ASSETS
Payables:
   Cash collateral for securities loaned                   8,538,000
   Investments purchased                                     790,719
   Fund shares redeemed                                          178
   Affiliates:
      Investment advisory fees                                23,637
      Deferred compensation to Trustees                       30,103
      Financial accounting fees                                  364
      Trustees fees and officer compensation                     215
   Other accounts payable and accrued liabilities             56,100
                                                         -----------
         Total liabilities                                 9,439,316
                                                         -----------
         NET ASSETS                                      $36,972,115
                                                         ===========
ANALYSIS OF NET ASSETS
Paid in capital                                          $31,494,143
Undistributed net investment income (loss)                  (541,786)
Accumulated net realized gain (loss) on investments,
   options and foreign currency transactions               1,000,670
Unrealized appreciation (depreciation) of investments,
   options and foreign currency translations               5,019,088
                                                         -----------
         NET ASSETS                                      $36,972,115
                                                         ===========
Shares outstanding                                         2,569,476
Net asset value and redemption price per share           $     14.39

-    Including securities on loan with a value of $8,339,650.

                 See accompanying Notes to Financial Statements.


                                                 Growth and Income Portfolio
                           Statement of Assets and Liabilities ANNUAL REPORT   9

Statement of Operations

YEAR ENDED DECEMBER 31, 2006
----------------------------
INVESTMENT INCOME
Interest                                                 $  528,958
Dividends                                                   290,385
Securities lending income                                     7,966
                                                         ----------
      Total investment income*                              827,309
                                                         ----------
EXPENSES
Investment advisory fees                                    274,620
Trustees' fees and officer compensation                      15,428
Financial accounting fees                                     4,141
Audit fees                                                   60,893
Legal fees                                                   52,802
Custodian fees                                               11,743
Accounting fees                                               2,655
Transfer agent fees                                           1,441
Other                                                        31,217
                                                         ----------
      Total expenses                                        454,940
                                                         ----------
      Less earnings credit                                     (112)
      Net expenses                                          454,828
                                                         ----------
      NET INVESTMENT INCOME (LOSS)                          372,481
                                                         ==========

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
   Investments                                            2,530,897
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
   Investments                                              418,969
                                                         ----------
      NET GAIN (LOSS) ON INVESTMENTS                      2,949,866
                                                         ==========
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                 $3,322,347
                                                         ==========

*    Net of foreign taxes withheld of $2,568.

                 See accompanying Notes to Financial Statements.


     Growth and Income Portfolio
10   ANNUAL REPORT Statement of Operations

Statements of Changes in Net Assets

                                                          Year Ended December 31,
                                                         -------------------------
                                                             2006          2005
                                                         -----------   -----------
OPERATIONS
Net investment income (loss)                             $   372,481   $   259,172
Net realized gain (loss) from investments, options and
   foreign currency transactions                           2,530,897     2,443,879
Change in net unrealized appreciation/depreciation on
   investments, options and foreign currency
   translations                                              418,969      (254,894)
                                                         -----------   -----------
Net increase (decrease) in net assets resulting from
   operations                                              3,322,347     2,448,157
                                                         -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                       (728,348)     (809,300)
Net realized gains                                        (2,858,582)     (303,544)
                                                         -----------   -----------
   Total distributions                                    (3,586,930)   (1,112,844)
                                                         -----------   -----------
CAPITAL SHARE TRANSACTIONS
Issued                                                     3,764,821     3,356,213
Issued in reinvestment of distributions                    3,586,930     1,112,844
Redeemed                                                  (5,911,362)   (3,727,379)
                                                         -----------   -----------
Net increase (decrease) in net assets from capital
   share transactions                                      1,440,389       741,678
                                                         -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,175,806     2,076,991
                                                         ===========   ===========
NET ASSETS
Beginning of period                                      $35,796,309   $33,719,318
                                                         ===========   ===========
End of period                                             36,972,115    35,796,309
                                                         ===========   ===========
Undistributed net investment income (loss)               $  (541,786)  $  (297,542)
CAPITAL SHARE TRANSACTIONS
Shares issued                                                252,925       242,420
Shares issued in reinvestment of distributions               246,895        77,821
Shares redeemed                                             (397,130)     (265,348)
                                                         -----------   -----------
Net increase (decrease) in capital shares outstanding        102,690        54,893
                                                         -----------   -----------

                 See accompanying Notes to Financial Statements.


                                                Growth and Income Portfolio
                          Statements of Changes in Net Assets ANNUAL REPORT   11

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. Calamos Advisors Trust, a Massachusetts business trust organized on February 17, 1999 (the "Trust"), consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"). The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.

PORTFOLIO VALUATION. Calamos Advisors LLC ("Calamos Advisors") values the Portfolio's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Portfolio determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Portfolio also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.


     Growth and Income Portfolio
12   ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and distribute to shareholders substantially all of its taxable income and net realized gains.


                                                Growth and Income Portfolio
                                Notes to Financial Statements ANNUAL REPORT   13

Notes to Financial Statements

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transaction, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Portfolio also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Financial records are not adjusted for temporary differences.

INDEMNIFICATIONS. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss to be remote.

NEW ACCOUNTING PRONOUNCEMENTS. On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

In addition, in September 2006, the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statements and their disclosures, and its impact has not yet been determined.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors, the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%.

Pursuant to a financial accounting services agreement, Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation "combined assets" means the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund and Calamos Global Total Return Fund). "Managed assets" means the funds' total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Financial accounting services include, but are not limited to the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Portfolio pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on the Portfolio's relative portion of combined assets.


     Growth and Income Portfolio
14   ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

The Trust reimburses the advisor for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of "Trustees' fees and officer compensation" expenses on the Statement of Operations.

Included in the Statement of Operations under the caption "Earnings credits" are expense offsets of $112 arising from credits on cash balances maintained on deposit with the Portfolio's custodian.

Pursuant to an agreement with US Bancorp Fund Services, LLC, the Portfolio's transfer agent ("US Bancorp"), Calamos Financial Services LLC ("CFS") provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual fee of $175,000, paid in monthly installments, for providing of these services. Also, US Bancorp pays license fees to unaffiliated third parties for CFS' utilization of certain transfer agent and phone systems in providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Portfolio has not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp and the transfer agency fees payable by the Portfolio to US Bancorp have not increased as a result thereof.

Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust, except for the Chief Compliance Officer as described above.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation investments of $30,103 are included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2006. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at December 31, 2006.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations by the Portfolio, for the year ended December 31, 2006 were as follows:

Purchases             $23,815,964
Proceeds from sales    25,873,583

The cost basis of investments for Federal income tax purposes at December 31, 2006 was as follows:

Cost basis of investments                    $40,834,786
                                             -----------
Gross unrealized appreciation                $ 4,963,606
Gross unrealized depreciation                $  (227,118)
                                             -----------
Net unrealized appreciation (depreciation)   $ 4,736,488
                                             -----------

NOTE 4 - INCOME TAXES

For the year ended December 31, 2006, the Portfolio recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                     $      --
Accumulated undistributed/(overdistributed) net investment income     111,623
Accumulated net realized gain/(loss) on investments                  (111,623)


                                                Growth and Income Portfolio
                                Notes to Financial Statements ANNUAL REPORT   15

Notes to Financial Statements

Distributions during the fiscal years ended December 31, 2006 and December 31, 2005, were characterized for Federal income tax purposes as follows:

                              2006        2005
                           ----------   --------
Distributions paid from:
Ordinary Income            $  728,348   $809,300
Long-Term Capital Gain      2,858,582    303,544

As of December 31, 2006, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income          $        --
Undistributed capital gains                845,940
                                       -----------
Total undistributed earnings               845,940
Accumulated capital and other losses       (76,010)
Net unrealized gains/(losses)            4,736,488
                                       -----------
Total accumulated earnings/(losses)      5,506,418
Other                                      (28,446)
Paid-in capital                         31,494,143
                                       -----------
                                       $36,972,115
                                       -----------

As of December 31, 2006, the Portfolio did not have a net tax basis capital loss carryforward.

The Portfolio had deferred post-October losses occurring subsequent to October 31, 2006. For tax purposes, such losses will be treated as having occurred on January 1, 2007. As of December 31, 2006 post-October losses are as follows:

Capital                              $     --
Currency                                  (21)
Contingent Payment Debt Instrument    (75,989)

NOTE 5 - SECURITIES LENDING

For the year ended December 31, 2006, the Portfolio loaned one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors and the security lending agent monitor the creditworthiness of the firms to which the Portfolio lends securities. At December 31, 2006, the Portfolio had securities valued at $8,339,650 that were on loan to broker-dealers and banks and $8,538,000 in cash or cash equivalent collateral.


     Growth and Income Portfolio
16   ANNUAL REPORT Notes to Financial Statements

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                         For the Year Ended December 31,
                                                                 -----------------------------------------------
                                                                   2006      2005      2004      2003      2002
                                                                 -------   -------   -------   -------   -------
Net asset value, beginning of period                             $ 14.51   $ 13.98   $ 12.74   $ 10.46   $ 11.29
Income from investment operations:
   Net investment income (loss)                                     0.16      0.11      0.13      0.34      0.43
   Net realized and unrealized gain (loss) from
      investments and foreign currency transactions                 1.20      0.87      1.27      2.32     (0.89)
      Total from investment operations                              1.36      0.98      1.40      2.66     (0.46)
Distributions:
   Dividends from net investment income                            (0.29)    (0.33)    (0.16)    (0.38)    (0.37)
   Dividends from net realized gains                               (1.19)    (0.12)       --        --        --
      Total distributions                                          (1.48)    (0.45)    (0.16)    (0.38)    (0.37)
Net asset value, end of period                                   $ 14.39   $ 14.51   $ 13.98   $ 12.74   $ 10.46
Total Return (a)                                                    9.45%     7.15%    11.10%    25.76%    (4.10%)
Ratios and supplemental data:
   Net assets, end of period (000)                               $36,972   $35,796   $33,719   $22,368   $15,863
   Ratio of net expenses to average net assets                      1.24%     1.27%     1.31%     1.47%     1.00%
   Ratio of net investment income (loss) to average net assets      1.02%     0.76%     1.16%     3.11%     3.98%
   Ratio of total expenses to average net assets                    1.24%     1.27%     1.31%     1.59%     1.78%
Portfolio turnover rate                                            66.00%    69.69%    79.53%    68.46%    42.88%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of fund shares.

*    Annualized


                                                Growth and Income Portfolio
                                         Financial Highlights ANNUAL REPORT   17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Advisors Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Advisors Trust (comprised solely of the Calamos Growth and Income Portfolio) (the "Trust") as of December 31, 2006, and the related statement of operations for the year then ended, and statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to December 31, 2005 were audited by other auditors whose report, dated February 4, 2005, expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006; where replies were not received from brokers, we performed other auditing procedure, by correspondence with the Trust's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

(DELOITTE & TOUCHE LLP)

Chicago, Illinois
February 9, 2007


     Growth and Income Portfolio
18   ANNUAL REPORT Report of Independent Registered Public Accounting Firm

Change in Independent Registered Public Accounting Firm (unaudited)

On November 1, 2005, the Trust's audit committee approved the dismissal of Ernst & Young LLP (E&Y) as independent registered public accounting firm and engaged Deloitte & Touche LLP (Deloitte) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended December 31, 2005. During the Trust's fiscal year ended December 31, 2004 and through November 1, 2005, neither the Trust nor anyone on its behalf consulted with Deloitte on items that (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement or reportable events.

The report of E&Y on the Trust's financial statements for the fiscal year ended December 31, 2004 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal year ended December 31, 2004 and through November 1, 2005, there were no (i) disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, or (ii) reportable events.

Tax Information (unaudited)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2007, shareholders received Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Portfolio hereby designates $2,858,582, as capital gain dividends for the fiscal year ended December 31, 2006.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates $198,942, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended December 31, 2006.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates 23.88% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2006.


                                                Growth and Income Portfolio
Change in Independent Registered Public Accounting Firm and Tax Information
                                                              ANNUAL REPORT   19

Trustees & Officers

The management of the Portfolio, including general supervision of duties performed for the Portfolio under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of December 31, 2006 each trustee's position(s) with the Portfolio, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Portfolio.

                                                                    NUMBER OF
                                                                   PORTFOLIOS
                                                                     IN FUND
                               POSITION(S) HELD WITH PORTFOLIO      COMPLEX##
NAME AND AGE AT                    AND DATE FIRST ELECTED           OVERSEEN        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
DECEMBER 31, 2006                  OR APPOINTED TO OFFICE          BY TRUSTEE               AND OTHER DIRECTORSHIPS HELD
-----------------          --------------------------------------  ----------  -----------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF PORTFOLIO:

John P. Calamos, Sr., 66*   Trustee and President (since 1988)         15      Chairman, CEO, and Co-Chief Investment Officer
                                                                               Calamos Asset Management, Inc. ("CAM"), Calamos
                                                                               Holdings LLC ("CHLLC"), and Calamos Advisors LLC and
                                                                               its predecessor ("Calamos Advisors"), and President
                                                                               and Co-Chief Investment Officer, Calamos Financial
                                                                               Services LLC and its predecessor ("CFS"); Director,
                                                                               CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF PORTFOLIO:

Joe F. Hanauer, 69         Trustee (since 2001)                        15      Private investor; Director, MAF Bancorp (bank holding
                                                                               company); Chairman and Director, Move, Inc.,
                                                                               (internet provider of real estate information and
                                                                               products); Director, Combined Investments, L.P.
                                                                               (investment management)

Weston W. Marsh, 56        Trustee (since 2002)                        15      Of Counsel, and formerly, Partner, Freeborn & Peters
                                                                               (law firm)

John E. Neal, 56           Trustee (since 2001)                        15      Private investor; Managing Director, Bank One Capital
                                                                               Markets, Inc. (investment banking) (2000-2004);
                                                                               Director, The Brickman Group, Ltd. (landscaping
                                                                               company); Director, Equity Residential
                                                                               (publicly-owned REIT); Director, Ranir LLC (oral
                                                                               products company); Director, CBA Commercial
                                                                               (commercial mortgage securitization company);
                                                                               Partner, Private Perfumery LLC (private label perfume
                                                                               company); Partner, Linden LLC (health care private
                                                                               equity)

William R. Rybak, 55       Trustee (since 2002)                        15      Private investor; formerly Executive Vice President
                                                                               and Chief Financial Officer, Van Kampen Investments,
                                                                               Inc. and subsidiaries (investment manager); Director,
                                                                               Howe Barnes Investments (investment services firm);
                                                                               Director, PrivateBancorp, Inc. (bank holding company)

Stephen B. Timbers, 62     Trustee (since 2004); Lead Independent      15      Private investor; formerly Vice Chairman, Northern
                           Trustee (since 2005)                                Trust Corporation (bank holding company); President
                                                                               and Chief Executive Officer, Northern Trust
                                                                               Investments, N.A. (investment manager); formerly
                                                                               President, Northern Trust Global Investments, a
                                                                               division of Northern Trust Corporation and Executive
                                                                               Vice President, The Northern Trust Corporation;
                                                                               Director, Northern Trust Securities, Inc.

David D. Tripple, 62       Trustee (since 2006)                        15      Private investor; Trustee, Century Shares Trust and
                                                                               Century Small Cap Select Fund**; Pioneer Investment
                                                                               Management, a subsidiary of UniCredito Italiano
                                                                               (investment advisor); prior thereto, The Pioneer
                                                                               Group, Inc. (asset management)

* John P. Calamos is an "interested person" of the Portfolio as defined in the Investment Company Act of 1940 (the "1940 Act") because he is an affiliate of Calamos Advisors and Calamos Financial Services LLC.

**   Overseeing two portfolios in fund complex

## The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund and CALAMOS Global Total Return Fund.


     Growth and Income Portfolio
20   ANNUAL REPORT Trustees & Officers

                                                             Trustees & Officers

OFFICERS. Mr. John Calamos is president of the Portfolio. The preceding table gives more information about Mr. John Calamos.

The following table sets forth as of December 31, 2006 each other officer's name, position with the Portfolio, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Portfolio. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME                        POSITION(S) HELD WITH PORTFOLIO AND                   PRINCIPAL OCCUPATION(S)
AND AGE AT                         DATE FIRST ELECTED OR                            DURING PAST 5 YEARS
DECEMBER 31, 2006                   APPOINTED TO OFFICE                        AND OTHER DIRECTORSHIPS HELD
-----------------          -------------------------------------  ------------------------------------------------------
Nimish S. Bhatt, 43        Treasurer (since 2004)                 Senior Vice President and Director of Operations, CAM,
                                                                  CHLLC, Calamos Advisors and CFS (since 2004); Senior
                                                                  Vice President, Alternative Investments and Tax
                                                                  Services, The BISYS Group, Inc., prior thereto

Nick P. Calamos, 45*       Vice President (since 1992)            Senior Executive Vice President and Co-Chief
                                                                  Investment Officer, CAM, CHLLC, Calamos Advisors and
                                                                  CFS

Patrick H. Dudasik, 51     Vice President (since 2001)            Executive Vice President, Chief Financial Officer and
                                                                  Treasurer, CAM and CHLLC (since 2004), Calamos
                                                                  Advisors and CFS (since 2001); Administrative Officer,
                                                                  CAM and CHLLC (2004-2005), Calamos Advisors and CFS
                                                                  (2001-2005)

James S. Hamman, Jr., 37   Secretary (since 1999)                 Executive Vice President, Secretary and General
                                                                  Counsel, CAM and CHLLC (since 2004), Calamos Advisors
                                                                  and CFS (since 1998); Chief Compliance Officer
                                                                  (2004-2005)

Mark J. Mickey, 55         Chief Compliance Officer (since 2005)  Chief Compliance Officer, Calamos Funds (since 2005)
                                                                  and Chief Compliance Officer, Calamos Advisors
                                                                  (2005-2006); Director of Risk Assessment and Internal
                                                                  Audit, Calamos Advisors (2003-2005); President, Mark
                                                                  Mickey Consulting (2002-2003); Executive Vice
                                                                  President and Head of Compliance, ABN AMRO, Inc.,
                                                                  prior thereto

* Mr. Nick Calamos resigned from the board of trustees effective June 28, 2006.

     The mailing address of the Trustees and Officers is Calamos Funds; Attn:
     Secretary, 2020 Calamos Court, Naperville, IL 60563-2787

     PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS,
     Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.


                                                Growth and Income Portfolio
                                          Trustees & Officers ANNUAL REPORT   21

                          (CALAMOS INVESTMENTS(R) LOGO)

     Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-2787 |
                         800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling 1.800.582.6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Advisors LLC, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563, or by visiting the SEC website at http://www.sec.gov. The Portfolio's proxy voting record for the twelve month period ended June 30, 2006, is also available free of charge upon request by calling or writing Calamos Advisors LLC and by visiting the SEC website at http://www.sec.gov. The Portfolio files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Advisors LLC or by visiting the SEC website. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.732.0330.

CALAMOS ADVISORS TRUST

This report, including the audited financial statements contained herein, is submitted for general information for the contract owners of the Portfolio. The report is not authorized for distribution to prospective contract owners in the Portfolio unless it is accompanied by a currently effective prospectus of the Portfolio. Portfolio holdings as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies that invest in the Portfolio.

               (C) 2007 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                KCLANR 2146 2006

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has three audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, Stephen B. Timbers, David D. Tripple, and William R. Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $27,286 and $29,575 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $29,260 and $23,350 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

     There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the investment adviser that are reasonably related to the performance of the audit of the registrant's financial statements that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees - $286 and $3,022 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

     There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $214 and $2,360 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)- (c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

     The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $29,760 and $28,732 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $31,256 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser.

The registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: February 14, 2007


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: February 14, 2007



By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: February 14, 2007